Income Taxes (Misc) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Miscellaneous Income Tax Information [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unutilized Tax Losses	197,484	187,520
Foreign tax credits available for carryforward	14,567	14,567
Foreign Tax Credit Carryforward, Valuation Allowance	14,567	14,567
Intercompany Note Payable, Description	On the Company’s acquisition of IESI, IESI issued a $160,000 intercompany note payable (“U.S. note”). Effective August 28, 2007, the U.S. note was cancelled. For the purposes of determining taxable income, IESI has taken the position that the U.S. note and its related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. note was commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. note as debt or the amount of interest expense deducted, which could increase IESI’s taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management’s position would be sustained upon examination by the relevant tax authority.
Intercompany Note Payable	160,000
Intercompany Note Payable, Cancellation Date	August 28, 2007
Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2013
Foreign Tax Credit Carryforwards, Expiration Dates	2018
Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2031
Foreign Tax Credit Carryforwards, Expiration Dates	2019
Canada | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2000
Canada | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2012
UNITED STATES
Miscellaneous Income Tax Information [Line Items]
Unutilized Tax Losses	72,544	70,414
Unutilized Loss Carryforwards, Valuation Allowance	$ 3,250	$ 3,250
UNITED STATES | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	1997
UNITED STATES | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2012